COST OF REVENUE	12 Months Ended
Dec. 31, 2024
Disclosure Of Cost Of Revenue [Abstract]
COST OF REVENUE
NOTE 13:	COST OF REVENUE
	Year ended December 31
	2024	2023	2022
	USD thousands

Programmatic	38,942	44,385	35,110
Performance	22,078	17,885	25,635

Cost of Revenue	61,020	62,270	60,745